Summary of Significant Accounting and Reporting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Insurance Premiums Receivable
Valuation allowance for uncollectible amounts	$ 0	$ 0
Deferred Policy Acquisition Costs
Premium deficiency	0	0
Assets Segregated for Regulatory Purposes
Amount required to be segregated in cash and securities		$ 19,000,000
Maximum
Loans Held for Sale
Loans held-for-sale, period reported on balance sheet	30 days
Number of layers of common risk characteristics based on which certain acquired loans aggregated into various loan pools to determine respective fair values	2
Loans held for sale | Maximum
Loans Held for Sale
Loans held-for-sale, period reported on balance sheet	30 days